SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	134,736	9,938,676
Wealth management products	15,553,585	19,463,985
Total	15,688,321	29,402,661